CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ZAR (R) R in Millions	Total		Share capital	Retained earnings
Begining balance at Jun. 30, 2022	R 5,439.9		R 6,173.3	R (733.4)
Total comprehensive income
Profit for the year	1,281.4	[1]		1,281.4
Other comprehensive income	17.9			17.9
Total comprehensive income for the year	1,299.3			1,299.3
Contributions and distributions
Dividend on ordinary shares	(515.3)			(515.3)
Treasury shares disposed of for the vesting of the equity-settled share-based payment	0.0		14.6	(14.6)
Equity settled share-based payment expense	22.0			22.0
Equity settled share-based payment income tax impact on equity	27.7			27.7
Equity-settled share-based payment vesting impact on equity	0.5			0.5
Total contributions and distributions	(465.1)		14.6	(479.7)
Ending balance at Jun. 30, 2023	6,274.1		6,187.9	86.2
Total comprehensive income
Profit for the year	1,328.7	[1]		1,328.7
Other comprehensive income	11.7			11.7
Total comprehensive income for the year	1,340.4			1,340.4
Contributions and distributions
Dividend on ordinary shares	(731.7)			(731.7)
Treasury shares disposed of for the vesting of the equity-settled share-based payment	0.0		4.3	(4.3)
Equity settled share-based payment expense	26.4			26.4
Equity settled share-based payment income tax impact on equity	(20.5)			(20.5)
Equity-settled share-based payment vesting impact on equity	0.7			0.7
Total contributions and distributions	(725.1)		4.3	(729.4)
Ending balance at Jun. 30, 2024	6,889.4		6,192.2	697.2
Total comprehensive income
Profit for the year	2,242.7	[1]		2,242.7
Other comprehensive income	139.1			139.1
Total comprehensive income for the year	2,381.8			2,381.8
Contributions and distributions
Dividend on ordinary shares	(431.0)			(431.0)
Treasury shares disposed of for the vesting of the equity-settled share-based payment	0.0		5.1	(5.1)
Equity settled share-based payment expense	30.1			30.1
Equity settled share-based payment income tax impact on equity	12.7			12.7
Equity-settled share-based payment vesting impact on equity	1.0			1.0
Total contributions and distributions	(387.2)		5.1	(392.3)
Transactions with non-controlling interest
Loss attributable to NCI	(1.0)			(1.0)
Ending balance at Jun. 30, 2025	R 8,883.0		R 6,197.3	R 2,685.7

[1]
[1]Included in profit for the year and total comprehensive income for the year is a loss from subsidiary held for sale of R2.1 million. Of this loss, R1 million is attributable to non-controlling interest ("NCI").